Trade Receivables	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Trade Receivables
3.	Trade Receivables
Trade receivables are summarized as follows:

	December 31
	2020	2019
	(Millions of yen)
Notes	34,922	32,952
Accounts	511,849	537,243

Less allowance for credit losses	(11,645)	(10,359)

	535,126	559,836